Income Taxes - Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Aug. 01, 2017
Income Tax Disclosure [Abstract]
Intangible assets	$ 10,100	$ 11,833
Fixed assets	20,445	2,614
Bad debt allowance	4,471	4,250
NOL and foreign tax credit carryforwards	24,759	32,501
Accrued liabilities	8,317	6,141
Inventory valuation	763	1,247
Excess business interest expense	4,625
Equity based compensation	2,885
Transaction costs	1,364	1,994
Other	4,211	2,851
Subtotal	81,940	63,431	$ 24,000
Less: valuation allowance	(70,279)	(50,881)	$ (24,000)
Total net deferred tax assets	11,661	12,550
Fixed assets	(915)	(2,853)
Withholding taxes on unrepatriated foreign earnings	(11,439)	(13,017)
Total deferred tax liabilities	(12,354)	(15,870)
Net deferred tax liability	$ (693)	$ (3,320)